INTANGIBLE ASSETS (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
2014	$ 7,207
2015	6,390
2016	5,291
2017	3,717
2018	2,722
2019 and thereafter	7,222
Finite-Lived Intangible Assets, Net	$ 32,549	$ 30,058